Unaudited Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Total	Ordinary shares	Share premium	Other capital reserves	Accumulated deficit	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2018		94,732,539,000
Beginning balance at Dec. 31, 2018	$ (5,019)	$ 2,384	$ 225,470	$ 39,768	$ (272,036)	$ (368)	$ (237)
Loss for the period	(28,587)				(28,587)
Re-measurement gains (losses) on defined benefit plans	(21)						(21)
Foreign currency translation	(42)					(42)
Net gain (loss) on cash flow hedge	(18)						(18)
Total comprehensive income (loss)	(28,668)				(28,587)	(42)	(39)
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards (in shares)		430,663,000
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	0	$ 10	(10)
Issue of shares	8,360		8,360
Transaction costs	(91)		(91)
Issuance of convertible debt (Note 15)	2,864			2,864
Deferred tax effect of debt instruments with equity components (Note 6)	(776)			(776)
Share-based payments	1,279			1,279
Ending balance (in shares) at Sep. 30, 2019		95,163,202,000
Ending balance at Sep. 30, 2019	$ (22,051)	$ 2,394	233,729	43,135	(300,623)	(410)	(276)
Beginning balance (in shares) at Dec. 31, 2019	95,587,146	95,587,146,000
Beginning balance at Dec. 31, 2019	$ (29,561)	$ 2,403	233,720	43,656	(308,733)	(319)	(288)
Loss for the period	(43,215)				(43,215)
Re-measurement gains (losses) on defined benefit plans	(35)						(35)
Foreign currency translation	(50)					(50)
Net gain (loss) on cash flow hedge	(58)						(58)
Total comprehensive income (loss)	(43,358)				(43,215)	(50)	(93)
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards (in shares)		645,336,000
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	32	$ 14	18
Issue of shares in connection with the public offering of May 2020 (Note 11) (in shares)		22,330,096,000
Issue of shares	28,750	$ 487	28,263
Issue of shares in connection with the ATM program (in shares)		970,584,000
Issue of shares in connection with the ATM program (Note 11)	1,613	$ 21	1,592
Conversion of debt (in shares)		1,715,476,000
Conversion of debt	2,042	$ 37	2,005
Transaction costs	(2,957)		(2,957)
Convertible debt amendments (Note 15)	(5,266)			(5,266)
Deferred tax effect of debt instruments with equity components (Note 6)	809			809
Share-based payments	$ 1,813			1,813
Ending balance (in shares) at Sep. 30, 2020	121,248,638	121,248,638,000
Ending balance at Sep. 30, 2020	$ (46,083)	$ 2,962	$ 262,641	$ 41,012	$ (351,948)	$ (369)	$ (381)